Financial Risk Management - Summary of Reconciliation of Components of Equity and Analysis of Movements in Reserves for all Hedges (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	$ 22	$ 46
Add: Change in fair value of hedging instrument recognised in OCI	66	(640)
Less: Reclassified from reserves to financial expenses – recognised through OCI	(103)	616
Less: Loss/(gain) transferred to balance sheet related items	24
Less: Loss/(gain) transferred to balance sheet related items	35
At the end of the financial year	9	22
Cash flow hedging reserve, gross [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	59	142
Add: Change in fair value of hedging instrument recognised in OCI	95	(914)
Less: Reclassified from reserves to financial expenses – recognised through OCI	(174)	831
Less: Loss/(gain) transferred to balance sheet related items	35
At the end of the financial year	15	59
Cash flow hedging reserve, tax [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(18)	(42)
Add: Change in fair value of hedging instrument recognised in OCI	(29)	274
Less: Reclassified from reserves to financial expenses – recognised through OCI	53	(250)
Less: Loss/(gain) transferred to balance sheet related items	(11)
At the end of the financial year	(5)	(18)
Cash flow hedging reserve, net [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	41	100
Add: Change in fair value of hedging instrument recognised in OCI	66	(640)
Less: Reclassified from reserves to financial expenses – recognised through OCI	(121)	581
Less: Loss/(gain) transferred to balance sheet related items	24
At the end of the financial year	10	41
Cost of hedging reserve, gross [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(27)	(77)
Less: Reclassified from reserves to financial expenses – recognised through OCI	26	50
At the end of the financial year	(1)	(27)
Cost of hedging reserve, tax [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	8	23
Less: Reclassified from reserves to financial expenses – recognised through OCI	(8)	(15)
At the end of the financial year		8
Cost of hedging reserve, net [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(19)	(54)
Less: Reclassified from reserves to financial expenses – recognised through OCI	18	35
At the end of the financial year	$ (1)	$ (19)